Cash Flow Reconciliations (Tables)	6 Months Ended
Jun. 30, 2018
Cash Flow Reconciliations
Schedule of reconciliation of borrowings arising from financing activities

	Opening balance	Cash flows	Other comprehensive income	Non-cash items	Deferred financing costs, assets	Total
Borrowings outstanding as of January 1, 2018	2,547,556	—	—	—	—	2,547,556
Proceeds from bank loans and bonds	—	498,225	—	—	—	498,225
Bank loan and bond repayments	—	(108,958)	—	—	—	(108,958)
Additions in deferred loan fees	—	(7,295)	—	1,447	(13,385)	(19,233)
Amortization of deferred loan issuance costs and premium (Note 15)	—	—	—	6,144	—	6,144
Retranslation of the NOK Bonds in U.S. dollars	—	—	1,077	—	—	1,077

Borrowings outstanding as of June 30, 2018	2,547,556	381,972	1,077	7,591	(13,385)	2,924,811

Schedule of reconciliation of derivatives arising from financing activities

	Opening balance	Other comprehensive income	Non-cash items	Total
Net derivative assets as of January 1, 2018	(16,396)	—	—	(16,396)
Unrealized gain on derivative financial instruments held for trading (Note 15)	—	—	(17,235)	(17,235)
Ineffective portion of cash flow hedges (Note 15)	—	—	530	530
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	(2,287)	—	(2,287)

Net derivative assets as of June 30, 2018	(16,396)	(2,287)	(16,705)	(35,388)

Schedule of reconciliation of tangible fixed assets, vessels under construction and vessel held under finance lease arising from investing activities

	Opening balance	Cash flows	Non-cash items	Total
Tangible fixed assets, vessels under construction and vessel held under finance lease as of January 1, 2018	4,153,550	—	—	4,153,550
Additions (Note 5)	—	588,929	12,410	601,339
Transfer under "Other non-current assets"	—	—	(1,650)	(1,650)
Depreciation expense (Note 5)	—	—	(74,342)	(74,342)

Tangible fixed assets vessels under construction and vessel held under finance lease as of June 30, 2018	4,153,550	588,929	(63,582)	4,678,897

Schedule of reconciliation of finance lease liabilities arising from financing activities

	Opening balance	Cash flows	Non-cash items	Total
Finance lease liabilities as of January 1, 2018	213,428	—	—	213,428
Finance lease charge (Note 15)	—	—	5,262	5,262
Payments for interest	—	(5,262)	—	(5,262)
Payments for finance lease liability	—	(3,588)	—	(3,588)

Finance lease liabilities as of June 30, 2018	213,428	(8,850)	5,262	209,840

Schedule of reconciliation of equity offerings arising from financing activities

	Cash flows	Non-cash items	Total
Proceeds from GasLog Partners' preference unit offerings (net of underwriting discounts and commissions)	111,544	—	111,544
Proceeds from public offerings and private placement (net of underwriting discounts and commissions)	24	—	24
Offering costs	(660)	276	(384)

Net proceeds from equity offerings in the period ended June 30, 2018	110,908	276	111,184